Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Components of Premises and Equipment

Premises and equipment consist of the following at December 31:

(Dollars in thousands)	2015	2014

Land and improvements	$1,559	$1,489

Buildings and improvements	9,702	9,665

Furniture and equipment	8,031	7,567

Leasehold improvements	260	260

	19,552	18,981

Accumulated depreciation	11,343	10,695

Premises and equipment, net	$8,209	$8,286

Summary of Future Minimum Lease Payments	Future minimum lease payments at December 31, 2015 were as follows:

(Dollars in thousands)

2016	$205

2017	67

2018	35

Total	$307